Segment and Geographic Reporting Segment and Geographic (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Capital expenditures	$ 232		$ 103		$ 429		$ 218		$ 481		$ 422		$ 230
Depreciation and amortization	133	[1]	102	[1]	233	[1]	203	[1]	446	[2]	427	[2]	412	[2]
Amortization relating to debt									36		35		23
Automotive Segment [Member]
Segment Reporting Information [Line Items]
Capital expenditures	93		77		223		177		348		251		176
Depreciation and amortization	71	[1]	71	[1]	140	[1]	139	[1]	314		333		327
Gaming Segment [Member]
Segment Reporting Information [Line Items]
Capital expenditures	11		10		23		13		34		6	[3]	0
Depreciation and amortization	7	[1]	8	[1]	16	[1]	18	[1]	34		5	[3]	0
Railcar Segment [Member]
Segment Reporting Information [Line Items]
Capital expenditures	78		1		119		2		36		6		15
Depreciation and amortization	6	[1]	6	[1]	11	[1]	12	[1]	23		23		22
Food Packaging Segment [Member]
Segment Reporting Information [Line Items]
Capital expenditures	11		9		23		14		37		20		24
Depreciation and amortization	5	[1]	4	[1]	9	[1]	8	[1]	17		14		15
Metals Segment [Member]
Segment Reporting Information [Line Items]
Capital expenditures	7		6		9		12		25		21		12
Depreciation and amortization	6	[1]	5	[1]	12	[1]	10	[1]	23		18		13
Real Estate Segment [Member]
Segment Reporting Information [Line Items]
Capital expenditures	1		0		1		0		1		1		1
Depreciation and amortization	6	[1]	6	[1]	11	[1]	11	[1]	23		23		25
Home Fashion Segment [Member]
Segment Reporting Information [Line Items]
Capital expenditures	0		0		0		0		0		2		2
Depreciation and amortization	2	[1]	2	[1]	4	[1]	5	[1]	11		11		10
Icahn Enterprises Holdings [Member]
Segment Reporting Information [Line Items]
Capital expenditures	0		0		0		0		0		115		0
Depreciation and amortization	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 1		$ 0		$ 0

[1]	Excludes amounts related to the amortization of debt discounts and premiums.
[2]	Depreciation and amortization includes amortization expense related to debt of $36 million, $35 million and $23 million for the years ended December 31, 2011, 2010 and 2009, respectively, which is included in interest expense in our consolidated statements of operations.
[3]	Gaming results are for the period November 15, 2010 through December 31, 2010.